Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 716,730	$ 6,638,488	$ 7,478,936